Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Discontinued Operations
Note 3. Discontinued Operations
Consistent with the Company’s continued focus on the PAD market, the Company completed the sale of its Dermatology Business to Strata Skin Sciences, Inc. (“Strata”) on August 16, 2021 for cash proceeds of $3.7 million. The Company paid broker and legal fees of approximately $0.2 million related to the sale of the Dermatology Business. In addition, the Company issued a warrant to the broker to purchase 74,247 shares of common stock at an exercise price of $2.99 per share. The warrant is immediately exercisable and expires five years following the date of issuance. The warrant was valued at approximately $0.1 million on the grant date using the Black-Scholes option pricing model based on the following assumptions: expected volatility of 104.55%, risk-free interest rate of 0.32%, expected dividend yield of 0% and an expected term of
2.5 years
.
The Dermatology Business was previously disclosed as a separate reportable segment of the Company. The sale of the Dermatology Business resulted in a gain of $3.5 million which is included as a component of income (loss) from discontinued operations in the condensed statements of operations for the three and nine months ended September 30, 2021.
Beginning in the third quarter of 2021, the Company has reported the results of the Dermatology Business in income (loss) from discontinued operations in the condensed statements of operations and excluded them from continuing operations for all periods presented. The assets and liabilities of the Dermatology Business are recorded as assets of discontinued operations and liabilities of discontinued operations, respectively, in the condensed balance sheets.

Certain overhead costs previously allocated to the Dermatology Business for segment reporting purposes did not qualify for classification within discontinued operations and have been reallocated to continuing operations for all periods presented.
The following table summarizes the carrying amounts of the assets and liabilities included as discontinued operations in the condensed balance sheet at December 31, 2020 (in thousands):

December 31, 2020
Assets of discontinued operations
Accounts receivable, net	$214
Inventories	1,341
Prepaid expenses and other current assets	158
Property and equipment, net	684
Other long-term assets	78

Total assets of discontinued operations	$2,475

Liabilities of discontinued operations
Accounts payable	$100
Accrued expenses	201
Deferred revenue	2,487

Total liabilities of discontinued operations	$2,788

The assets and liabilities of discontinued operations have been classified as current and long-term, as applicable, in the condensed balance sheet at December 31, 2020.
The following table summarizes the major classes of items constituting income (loss) from discontinued operations in the condensed statements of operations for each of the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net revenues
Product sales	$140	$118	$852	$670
Service and other	349	729	1,748	2,259

Total net revenues	489	847	2,600	2,929

Cost of revenues
Product sales	158	347	1,201	1,127
Service and other	238	504	1,089	1,296

Total cost of revenues	396	851	2,290	2,423

Gross income (loss)	93	(4)	310	506

Operating expenses
Selling, general and administrative	330	236	1,110	958
Research and development	134	21	388	47

Total operating expenses	464	257	1,498	1,005

Operating loss	(371)	(261)	(1,188)	(499)
Interest expense, net	(22)	(3)	(94)	(24)

Loss from discontinued operations	(393)	(264)	(1,282)	(523)
Gain on sale of the Dermatology Business	3,473	—	3,473	—

Income (loss) from discontinued operations	$3,080	$(264)	$2,191	$(523)

Depreciation expense for the Dermatology Business was $0.1 million for each of the three months ended September 30, 2021 and 2020 and $0.3 million for each of the nine months ended September 30, 2021 and 2020. There were no capital expenditures for the Dermatology Business during the nine months ended September 30, 2021 and 2020.
Stock-based compensation expense for the Dermatology Business was de minimis and approximately $14,000 for the three months ended September 30, 2021 and 2020, respectively. Stock-based compensation expense was approximately $18,000 and $0.1 million for the nine months ended September 30, 2021 and 2020, respectively. Stock-based compensation expense of approximately $4,000 and $30,000 was capitalized to inventory and property and equipment during the three months ended September 30, 2021 and 2020, respectively. Stock-based compensation expense of approximately $0.1 million was capitalized to inventory and property and equipment during each of the nine months ended September 30, 2021 and 2020.

Note 3—Discontinued Operations
Consistent with the Company’s continued focus on the PAD market, the Company completed the sale of its Dermatology Business to Strata Skin Sciences, Inc. (“Strata”) on August 16, 2021 for cash proceeds of $3.7 million. The Company paid broker and legal fees of approximately $0.2 million related to the sale of the Dermatology Business. In addition, the Company issued a warrant to the broker to purchase 74,247 shares of common stock at an exercise price of $2.99 per share. The warrant is immediately exercisable and expires five years following the date of issuance. The warrant was valued at approximately $0.1 million on the grant date using the Black-Scholes option pricing model based on the following assumptions: expected volatility of 104.55%, risk-free interest rate of 0.32%, expected dividend yield of 0% and an expected term of 2.5 years.
The Dermatology Business was previously disclosed as a separate reportable segment of the Company. The sale of the Dermatology Business resulted in a gain of $3.5 million which is included as a component of income (loss) from discontinued operations in the condensed statements of operations for the three and nine months ended September 30, 2021.
Beginning in the third quarter of 2021, the Company has reported the results of the Dermatology Business in income (loss) from discontinued operations in the condensed statements of operations and excluded them from continuing operations for all periods presented. The assets and liabilities of the Dermatology Business are recorded as assets of discontinued operations and liabilities of discontinued operations, respectively, in the condensed balance sheets.
Certain overhead costs previously allocated to the Dermatology Business for segment reporting purposes did not qualify for classification within discontinued operations and have been reallocated to continuing operations for all periods presented.

The following table summarizes the carrying amounts of the assets and liabilities included as discontinued operations in the balance sheets at December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Assets of discontinued operations
Accounts receivable, net	$214	$563
Inventories	1,341	1,485
Prepaid expenses and other current assets	158	232
Property and equipment, net	684	906
Other long-term assets	78	151

Total assets of discontinued operations	$2,475	$3,337

Liabilities of discontinued operations
Accounts payable	$100	$312
Accrued expenses	201	282
Deferred revenue	2,487	3,261

Total liabilities of discontinued operations	$2,788	$3,855

The assets and liabilities of discontinued operations have been classified as current and long-term, as applicable, in the balance sheets at December 31, 2020 and 2019.
The following table summarizes the major classes of items constituting income (loss) from discontinued operations in the statements of operations for each of the periods presented (in thousands):

	Years Ended December 31,
	2020	2019
Net revenues
Product sales	$1,154	$2,604
Service and other	2,992	3,320

Total net revenues	4,146	5,924

Cost of revenues
Product sales	1,522	2,483
Service and other	1,789	2,236

Total cost of revenues	3,311	4,719

Gross income (loss)	835	1,205

Operating expenses
Selling, general and administrative	1,440	6,242
Research and development	54	86

Total operating expenses	1,494	6,328

Operating loss	(659)	(5,123)
Interest expense, net	(66)	(179)

Loss from discontinued operations	$(725)	$(5,302)

Depreciation expense for the Dermatology Business was $0.4 million for each of the years ended December 31, 2020 and 2019. Capital expenditures for the Dermatology Business for the years ended December 31, 2020 and 2019 were nil and approximately $32,000, respectively.

Stock
-based compensation expense for the Dermatology Business was $0.2 million and $4.9 million for the years ended December 31, 2020 and 2019, respectively. Stock-based compensation expense of $0.2 million and $1.0 million was capitalized to inventory and property and equipment during the years ended December 31, 2020 and 2019, respectively.